Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2022
Registrant Name	dei_EntityRegistrantName	abrdn Funds
Central Index Key	dei_EntityCentralIndexKey	0001413594
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2023
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2023
(abrdn Funds) | Class A | (abrdn U.S. Sustainable Leaders Smaller Companies Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MLSAX
(abrdn Funds) | Class R | (abrdn U.S. Sustainable Leaders Smaller Companies Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GLSRX
(abrdn Funds) | Institutional Class | (abrdn U.S. Sustainable Leaders Smaller Companies Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GGUIX
(abrdn Funds) | Institutional Service Class | (abrdn U.S. Sustainable Leaders Smaller Companies Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AELSX
(abrdn Funds) | Class A | (abrdn U.S. Small Cap Equity Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GSXAX
(abrdn Funds) | Class C | (abrdn U.S. Small Cap Equity Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GSXCX
(abrdn Funds) | Class R | (abrdn U.S. Small Cap Equity Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GNSRX
(abrdn Funds) | Institutional Class | (abrdn U.S. Small Cap Equity Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GSCIX
(abrdn Funds) | Institutional Service Class | (abrdn U.S. Small Cap Equity Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GSXIX
(abrdn Funds) | Class A | (abrdn China A Share Equity Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GOPAX
(abrdn Funds) | Class C | (abrdn China A Share Equity Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GOPCX
(abrdn Funds) | Class R | (abrdn China A Share Equity Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GOPRX
(abrdn Funds) | Institutional Class | (abrdn China A Share Equity Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GOPIX
(abrdn Funds) | Institutional Service Class | (abrdn China A Share Equity Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GOPSX
(abrdn Funds) | Class A | (abrdn Emerging Markets Sustainable Leaders Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GIGAX
(abrdn Funds) | Class C | (abrdn Emerging Markets Sustainable Leaders Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GIGCX
(abrdn Funds) | Class R | (abrdn Emerging Markets Sustainable Leaders Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GIRRX
(abrdn Funds) | Institutional Class | (abrdn Emerging Markets Sustainable Leaders Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GIGIX
(abrdn Funds) | Institutional Service Class | (abrdn Emerging Markets Sustainable Leaders Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GIGSX
(abrdn Funds) | Class A | (abrdn Emerging Markets ex-China Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GLLAX
(abrdn Funds) | Class C | (abrdn Emerging Markets ex-China Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GLLCX
(abrdn Funds) | Class R | (abrdn Emerging Markets ex-China Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GWLRX
(abrdn Funds) | Institutional Class | (abrdn Emerging Markets ex-China Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GWLIX
(abrdn Funds) | Institutional Service Class | (abrdn Emerging Markets ex-China Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GLLSX
(abrdn Funds) | Class A | (abrdn Emerging Markets Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GEGAX
(abrdn Funds) | Class C | (abrdn Emerging Markets Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GEGCX
(abrdn Funds) | Class R | (abrdn Emerging Markets Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GEMRX
(abrdn Funds) | Institutional Class | (abrdn Emerging Markets Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ABEMX
(abrdn Funds) | Institutional Service Class | (abrdn Emerging Markets Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AEMSX
(abrdn Funds) | Class A | (abrdn Global Absolute Return Strategies Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	CUGAX
(abrdn Funds) | Institutional Service Class | (abrdn Global Absolute Return Strategies Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	CGFIX
(abrdn Funds) | Institutional Class | (abrdn Global Absolute Return Strategies Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AGCIX
(abrdn Funds) | Class A | (abrdn International Small Cap Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	WVCCX
(abrdn Funds) | Class C | (abrdn International Small Cap Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	CPVCX
(abrdn Funds) | Class R | (abrdn International Small Cap Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	WPVAX
(abrdn Funds) | Institutional Class | (abrdn International Small Cap Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ABNIX
(abrdn Funds) | Class A | (abrdn Intermediate Municipal Income Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	NTFAX
(abrdn Funds) | Class C | (abrdn Intermediate Municipal Income Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GTICX
(abrdn Funds) | Institutional Class | (abrdn Intermediate Municipal Income Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ABEIX
(abrdn Funds) | Institutional Service Class | (abrdn Intermediate Municipal Income Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ABESX
(abrdn Funds) | Class A | (abrdn U.S. Sustainable Leaders Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GXXAX
(abrdn Funds) | Class C | (abrdn U.S. Sustainable Leaders Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GXXCX
(abrdn Funds) | Institutional Class | (abrdn U.S. Sustainable Leaders Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GGLIX
(abrdn Funds) | Institutional Service Class | (abrdn U.S. Sustainable Leaders Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GXXIX
(abrdn Funds) | Class A | (abrdn Dynamic Dividend Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ADAVX
(abrdn Funds) | Institutional Class | (abrdn Dynamic Dividend Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ADVDX
(abrdn Funds) | Class A | (abrdn Global Infrastructure Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AIAFX
(abrdn Funds) | Institutional Class | (abrdn Global Infrastructure Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AIFRX
(abrdn Funds) | Class A | (abrdn Short Duration High Yield Municipal Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AAHMX
(abrdn Funds) | Class C | (abrdn Short Duration High Yield Municipal Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACHMX
(abrdn Funds) | Institutional Class | (abrdn Short Duration High Yield Municipal Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AHYMX
(abrdn Funds) | Class A | (abrdn Realty Income & Growth Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AIAGX
(abrdn Funds) | Institutional Class | (abrdn Realty Income & Growth Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AIGYX
(abrdn Funds) | Class A | (abrdn Ultra Short Municipal Income Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ATOAX
(abrdn Funds) | Class A1 | (abrdn Ultra Short Municipal Income Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ATOBX
(abrdn Funds) | Institutional Class | (abrdn Ultra Short Municipal Income Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ATOIX
(abrdn Funds) | Class A | (abrdn International Sustainable Leaders Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	BJBIX
(abrdn Funds) | Institutional Class | (abrdn International Sustainable Leaders Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	JIEIX
(abrdn Funds) | Class A | (abrdn Global Equity Impact Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	JETAX
(abrdn Funds) | Institutional Class | (abrdn Global Equity Impact Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	JETIX
(abrdn Funds) | Class A | (abrdn Global High Income Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	BJBHX
(abrdn Funds) | Institutional Class | (abrdn Global High Income Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	JHYIX
(abrdn EM SMA Completion Fund) | abrdn EM SMA Completion Fund | (abrdn EM SMA Completion Fund)
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ASEMX